Operating Segments - Schedule of Operating Revenues, Costs and Expenses (Parenthetical) (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2015 BRL (R$)
Disclosure of operating segments [abstract]
Operating provision expense	R$ 1,084